Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of reportable segment	1	1
Number of operating segment	1	1
Segment description CODM description	The Company’s Chief Executive Officer is its Chief Operating Decision Maker (“CODM”). The Company’s CODM assesses significant segment expenses in comparison to forecasts and historical results to make decisions on capital allocation strategies.	The Company’s Chief Executive Officer is its Chief Operating Decision Maker (“CODM”). As we are pre-revenue the Company’s CODM assesses significant segment expenses in comparison to forecasts and historical results to make decisions on capital allocation strategies.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]